SHARE CAPITAL - Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Income (loss) attributable to equity owners	$ (42,241)	$ 334
Weighted average number of shares (000's)	355,827	337,834
Earnings (loss) per share - basic	$ (0.12)	$ 0.00
Incremental shares from RSUs and DSUs		6,362
Weighted average diluted number of shares (000's)	355,827	344,196
Earnings (loss) per share - diluted	$ (0.12)	$ 0.00